Reconciliation of net cash flow to movement in net debt - Summary of Analysis of Changes in Net Debt (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets held for sale
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	£ 0
Exchange	0
Other	(139)
Interest expense	0
Change in fair value	0
Reclassifications	0
Cash flow	0
Ending balance	(139)	£ 0
Debt due within one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(1,882)	(2,735)
Exchange	21	49
Other	16	0
Interest expense	0	0
Change in fair value	0	0
Reclassifications	(1,689)	(1,663)
Cash flow	714	2,467
Ending balance	(2,820)	(1,882)
Debt due after one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(14,637)	(15,205)
Exchange	247	132
Other	(18)	(137)
Interest expense	(11)	(15)
Change in fair value	0	0
Reclassifications	1,689	1,663
Cash flow	(1,979)	(1,075)
Ending balance	(14,708)	(14,637)
Net debt
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(13,095)	(15,040)
Exchange	246	127
Other	(141)	(137)
Interest expense	(11)	(15)
Change in fair value	1	0
Reclassifications	0	0
Cash flow	(1,453)	1,970
Ending balance	(14,453)	(13,095)
Commercial paper | Debt due within one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	0	(815)
Exchange	7	4
Other	0	0
Interest expense	0	0
Change in fair value	0	0
Reclassifications	0	0
Cash flow	(1,085)	811
Ending balance	(1,078)	0
European/US MTN & Bank facilities | Debt due within one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(1,419)	(1,651)
Exchange	(43)	51
Other	35	(20)
Interest expense	0	0
Change in fair value	0	0
Reclassifications	(1,456)	(1,414)
Cash flow	1,400	1,615
Ending balance	(1,483)	(1,419)
European/US MTN & Bank facilities | Debt due after one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(13,703)	(14,154)
Exchange	222	127
Other	0	0
Interest expense	(11)	(15)
Change in fair value	0	0
Reclassifications	1,456	1,414
Cash flow	(1,979)	(1,075)
Ending balance	(14,015)	(13,703)
Lease liabilities | Debt due within one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(168)	(156)
Exchange	6	5
Other	19	6
Interest expense	0	0
Change in fair value	0	0
Reclassifications	(233)	(249)
Cash flow	241	226
Ending balance	(135)	(168)
Lease liabilities | Debt due after one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(934)	(1,051)
Exchange	26	5
Other	(18)	(137)
Interest expense	0	0
Change in fair value	0	0
Reclassifications	233	249
Cash flow	0	0
Ending balance	(693)	(934)
Other | Debt due within one year:
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(295)	(113)
Exchange	51	(11)
Other	(38)	14
Interest expense	0	0
Change in fair value	0	0
Reclassifications	0	0
Cash flow	158	(185)
Ending balance	(124)	(295)
Liquid investments
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	21	42
Exchange	(1)	0
Other	0	0
Interest expense	0
Change in fair value	0
Reclassifications	0
Cash flow	(11)	(21)
Ending balance	9	21
Total cash and cash equivalents and overdrafts
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	3,403	2,858
Exchange	(19)	(54)
Other	0	0
Interest expense	0	0
Change in fair value	0	0
Reclassifications	0	0
Cash flow	(177)	599
Ending balance	3,207	3,403
Cash and cash equivalents
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	3,870	2,936
Exchange	(22)	(54)
Other	0	0
Interest expense	0	0
Change in fair value	0	0
Reclassifications	0	0
Cash flow	(451)	988
Ending balance	3,397	3,870
Bank overdrafts
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(467)	(78)
Exchange	3	0
Other	0	0
Interest expense	0	0
Change in fair value	0	0
Reclassifications	0	0
Cash flow	274	(389)
Ending balance	(190)	(467)
Derivative financial instruments
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(16,763)	(18,086)
Exchange	267	181
Other	(178)	(167)
Interest expense	(653)	(617)
Change in fair value	16	31
Reclassifications	0	0
Cash flow	(540)	1,895
Ending balance	(17,851)	(16,763)
Derivative financial instruments | Interest payable
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(162)	(162)
Exchange	1	0
Other	(37)	(30)
Interest expense	(642)	(602)
Change in fair value	0	0
Reclassifications	0	0
Cash flow	679	632
Ending balance	(161)	(162)
Derivative financial instruments | Derivative financial instruments
Disclosure Of Reconciliation Of Movement In Net Debt [Line Items]
Beginning balance	(82)	16
Exchange	0	0
Other	0	0
Interest expense	0	0
Change in fair value	15	31
Reclassifications	0	0
Cash flow	46	(129)
Ending balance	£ (21)	£ (82)